Olivia P. Adler

Attorney at Law

1614 33rd

Washington, D.C. 20007

June 28, 2010

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Securities and Exchange Commission Office of Filings and Information Services Washington, DC 20549

Re:    Capstone Series Fund, Inc. ("Registrant") - File Nos. 2-83367; 811-01436

Dear Sirs:

Enclosed for filing pursuant to Rule 485(a) under the Securities Act of 1933 ("Securities Act") is Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (“Filing”).  The Filing contains amendments to reflect recent changes to Form N-1A and to update certain information regarding Registrant.  Certain additional information – primarily financial – will be updated by amendment.  The Prospectus and Statement of Additional Information in this filing are the same as the Prospectus and Statement of Additional information in the Rule 485(a) filing being made concurrently for Steward Funds, Inc. (File Nos. 2-28174; 811-01597).

If you have questions regarding this filing, please call the undersigned at 202-337-9090 or David J. Harris at 202-261-3385.

Sincerely,

/s/ Olivia P. Adler

Olivia P. Adler